Transactions with related parties - DWM (Details) - USD ($)			3 Months Ended	6 Months Ended
	Mar. 01, 2022	Nov. 29, 2021	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party				$ 411,000
Due from related parties				70,000			$ 70,000
OceanPal Inc. Predecessors
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party					$ 377,671	$ 378,000
Due from related parties			$ 1,392,146		1,392,146			$ 1,169,637
Diana Wilhelmsen Management Limited | Management fees to related party
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party				342,000
Diana Wilhelmsen Management Limited | Voyage expenses
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party				102,000
Diana Wilhelmsen Management Limited | OceanPal Inc. Predecessors
Related Party Transaction [Line Items]
Due from related parties			1,392,146		1,392,146			$ 1,169,637
Diana Wilhelmsen Management Limited | OceanPal Inc. Predecessors | Management fees to related party
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party					75,484
Diana Wilhelmsen Management Limited | OceanPal Inc. Predecessors | Voyage expenses
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party					$ 16,174
Diana Wilhelmsen Management Limited | Management services
Related Party Transaction [Line Items]
Variable fee on hire and on freight		1.25%
Threshold term for termination of agreement with prior written notice		3 months
Related Party Transaction, Expenses from Transactions with Related Party			$ 0	$ 444,000
Diana Wilhelmsen Management Limited | Monthly fee if vessel is employed or available for employment
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party	$ 18,500
Diana Wilhelmsen Management Limited | Monthly fee if vessel is employed or available for employment | Management services
Related Party Transaction [Line Items]
Amount agreed to be paid for each vessel		$ 20,000
Diana Wilhelmsen Management Limited | Monthly fee if vessel is laid-up and not available for employment for at least 15 calendar days of such month
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party	$ 9,250
Diana Wilhelmsen Management Limited | Monthly fee if vessel is laid-up and not available for employment for at least 15 calendar days of such month | Management services
Related Party Transaction [Line Items]
Amount agreed to be paid for each vessel		$ 10,000